Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per Share	Earnings per Share
Basic earnings per share is calculated by dividing the profit attributable to owners of the Parent by the weighted average number of common shares outstanding each year.
(1)Basic earnings per share

	2021		2020		2019
	(In millions of Korean won, except per share data)
Profit attributable to owners of the Parent	₩	65,947	₩	62,703	₩	39,876
Weighted average outstanding shares of common shares	6,948,900		6,948,900		6,948,900
Basic earnings per share	₩	9,490	₩	9,023	₩	5,738
(2)Diluted earnings per share
As of and for the years ended December 31, 2021, 2020 and 2019, the Group does not have dilutive potential ordinary shares outstanding. Accordingly, the diluted earnings per share for the years ended December 31, 2021, 2020 and 2019 are the same as the basic earnings per share.